Intangible assets - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) € / kWh	Dec. 31, 2024 EUR (€)
Intangible assets
Write-off	€ 17	€ 155
Goodwill	3,164	3,167
Plenitude
Intangible assets
Goodwill	2,916	2,916
Chemicals
Intangible assets
Goodwill	119	117
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude
Intangible assets
Goodwill	€ 1,220
Growth rate used to extrapolate cash flow projections	0.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 8,000
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Minimum
Intangible assets
Discount rate	4.30%
Risk-adjusted pre-tax WACC	5.50%
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Maximum
Intangible assets
Discount rate	4.80%
Risk-adjusted pre-tax WACC	6.60%
CGU Domestic-Foreign Market | Renewables business of Plenitude
Intangible assets
Amount by which unit's recoverable amount exceeds its carrying amount if 0.7 percent point increase in weighted average cost of capital (WACC)	€ 695
Expected percentage of reduction in power prices (as a percent)	14.00%
Goodwill	€ 978
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy
Intangible assets
Period over which management has projected cash flows	5 years
Long-term assumption for electricity wholesale price | € / kWh	111
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy | Minimum
Intangible assets
Discount rate	5.50%
Risk-adjusted pre-tax WACC	7.00%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy | Maximum
Intangible assets
Discount rate	8.90%
Risk-adjusted pre-tax WACC	11.10%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy | 2026-2030
Intangible assets
Long-term assumption for electricity wholesale price | € / kWh	106
CGU Domestic-Foreign Market | Be Power | E-mobility business of Plentitude
Intangible assets
Goodwill	€ 718
Period over which management has projected cash flows	10 years
Discount rate	9.20%
Amount by which unit's recoverable amount exceeds its carrying amount if 1.7 percent point increase in weighted average cost of capital (WACC)	€ 1
Risk-adjusted pre-tax WACC	12.80%
Accumulated impairment
Intangible assets
Goodwill	€ (2,642)
Intangible assets with definite useful lives
Intangible assets
Write-off	17	155
Decrease of intangible assets	(8)	(37)
Exploration rights
Intangible assets
Write-off	17	153
Capitalized costs for customer acquisition | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	469	412
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	1,096	1,154
Customer relationship | Finproject SpA | Chemicals
Intangible assets
Intangible assets other than goodwill	75	84
Intangible assets in progress | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	€ 891	€ 898